Note 11 - Net Loss Per Share - Schedule of Antidilutive Securities Excluded From Earnings Per Share 2 (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Stock [Member]
Antidilutive securities (in shares)	15,360,787	15,360,787	15,360,787	15,360,787	15,360,787	15,360,787
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	2,149,138	1,611,041	2,149,138	1,611,041	1,119,732	1,024,628